Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Guarantor Obligations [Line Items]
Maximum potential payments	$ 1,934	$ 1,658
Additional obligations with respect to guarantee	6,800	7,400
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	948	909	$ 815
Net change in warranties due to acquisitions, divestments and liabilities held for sale	(88)	41	30
Claims paid in cash or in kind	(310)	(307)	(243)
Net increase to provision for changes in estimates, warranties issued and warranties expired	276	341	234
Exchange rate differences	(10)	(36)	73
Product warranties at end of period	816	948	$ 909
Discontinued Operations
Guarantor Obligations [Line Items]
Additional obligations with respect to guarantee	3,700	4,300
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential payments	$ 1,860	1,584
Performance guarantees | Third-party and consortium guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	1 year
Performance guarantees | Third-party and consortium guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	10 years
Financial guarantees
Guarantor Obligations [Line Items]
Maximum potential payments	$ 10	10
Indemnification guarantees
Guarantor Obligations [Line Items]
Maximum potential payments	64	64
High Voltage cables systems guarantees
Guarantor Obligations [Line Items]
Maximum potential payments	$ 898	$ 771
High Voltage cables systems guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	1 year
High Voltage cables systems guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees	8 years
Warranties
Reconciliation of Provisions for warranties including guarantees of product performance
Net change in warranties due to acquisitions, divestments and liabilities held for sale	$ 92